Stockholders' Equity - Common Stock Shares (Details) - $ / shares	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jan. 14, 2021	Jan. 11, 2021	Oct. 31, 2020	Sep. 30, 2020	Sep. 09, 2020	Dec. 31, 2019
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000						500,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001						$ 0.0001
Common shares, shares issued (in shares)	5,034,459	12,803,162						5,014,300
Common shares, shares outstanding (in shares)	5,034,459	5,081,771						5,014,300
Class A Common Stock | 890 5TH AVENUE PARTNERS, INC.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000		500,000,000			0
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)	0	777,500
Common shares, shares outstanding (in shares)	0	777,500
Temporary equity, shares outstanding		28,750,000
Class A Common Stock Subject to Redemption | 890 5TH AVENUE PARTNERS, INC.
Class of Stock [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	0	28,750,000
Class A Common Stock Not Subject to Redemption | 890 5TH AVENUE PARTNERS, INC.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000					500,000,000
Common shares, par value (in dollars per share)	$ 0.0001					$ 0.0001
Common shares, shares issued (in shares)	0					0
Common shares, shares outstanding (in shares)	0					0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000						500,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001						$ 0.0001
Common shares, shares issued (in shares)	34,362,554	27,391,338						34,152,328
Common shares, shares outstanding (in shares)	34,114,327	27,143,111						33,904,101
Class F Common Stock | 890 5TH AVENUE PARTNERS, INC.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	25,000,000	25,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	7,187,500	7,187,500			7,187,500
Common shares, shares outstanding (in shares)	7,187,500	7,187,500
Common stock shares subject to forfeiture					937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%
Class F Common Stock | Over-allotment option | 890 5TH AVENUE PARTNERS, INC.
Class of Stock [Line Items]
Common stock shares subject to forfeiture			937,500